ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Business

Vicapsys Life Sciences, Inc. (“VLS”) was incorporated in the State of Florida on July 8, 1997 under the name All Product Distribution Corp. On August 19, 1998, the Company changed its name to Phage Therapeutics International, Inc. On November 13, 2007, the Company changed its name to SSGI, Inc. On December 22, 2017, pursuant to a Share Exchange Agreement (the “Exchange Agreement”) by and among VLS, Michael W. Yurkowsky, ViCapsys, Inc. (“VI”) and the shareholders of VI, a private company, VI became a wholly owned subsidiary of VLS. We refer to VLS and VI together as the “Company”. VLS serves as the holding company for VI. Other than its interest in VI, VLS does not have any material assets or operations.

Per the schedule 14C filed on May 17, 2022, on April 22, 2022, stockholders of the Company approved a reverse split in the range from 1-for-2 to 1-for-50, with the Board of Directors able to pick the ratio or abandon the split. The split is subject to FINRA clearance and filing with Secretary of State. As of the date of this filing such split has not occurred.

The Company’s strategy is to develop and commercialize, on a worldwide basis, various intellectual property rights (patents, patent applications, know how, etc.) relating to a series of encapsulated products that incorporate proprietary derivatives of the chemokine CXCL12 for creating a zone of immunoprotection around cells, tissues, organs and devices for therapeutic purposes. The product name VICAPSYN™ is the Company’s proprietary product line that is applied to transplantation therapies and related stem-cell applications in the transplantation field.

NOTE 1 - ORGANIZATION

Business

Vicapsys Life Sciences, Inc. (“VLS”) was incorporated in the State of Florida on July 8, 1997 under the name All Product Distribution Corp. On August 19, 1998, the Company changed its name to Phage Therapeutics International, Inc. On November 13, 2007, the Company changed its name to SSGI, Inc. On September 13, 2017, the Company changed its name to Vicapsys Life Sciences, Inc., effected a 1-for-100 reverse stock split of its outstanding common stock, increased the Company’s authorized capital stock to 300,000,000 shares of common stock, par value $0.001 per share, and 20,000,000 shares of “blank check” preferred stock, par value $0.001 per share. On December 22, 2017, pursuant to a Share Exchange Agreement (the “Exchange Agreement”) by and among VLS, Michael W. Yurkowsky, ViCapsys, Inc. (“VI”) and the shareholders of VI, a private company, VI became a wholly owned subsidiary of VLS. We refer to VLS and VI together as the “Company”. VLS serves as the holding company for VI. Other than its interest in VI, VLS does not have any material assets or operations.

The Company’s strategy is to develop and commercialize, on a worldwide basis, various intellectual property rights (patents, patent applications, know how, etc.) relating to a series of encapsulated products that incorporate proprietary derivatives of the chemokine CXCL12 for creating a zone of immunoprotection around cells, tissues, organs and devices for therapeutic purposes. The product name VICAPSYN™ is the Company’s proprietary product line that is applied to transplantation therapies and related stem-cell applications in the transplantation field.